Income Tax (Details) - Schedule of company’s net deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset
Net operating loss carryforward	$ 29,442	$ 925
Organizational costs/Startup expenses	173,809	2,899
Total deferred tax asset	203,251	3,824
Valuation allowance	(203,251)	(3,824)
Deferred tax asset, net of allowance